Tortoise Energy Infrastructure Corporation
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019
	Shares	Fair Value
Master Limited Partnerships - 124.4%(1)
Crude Oil Pipelines - 17.8%(1)
United States - 17.8%(1)
BP Midstream Partners LP	248,258	$3,689,114
Genesis Energy L.P.	621,847	12,897,107
PBF Logistics LP	856,856	17,822,605
Plains All American Pipeline, L.P.	4,688,058	100,465,083
Shell Midstream Partners, L.P.	3,155,217	60,611,718
		195,485,627
Natural Gas/Natural Gas Liquids Pipelines - 41.4%(1)
United States - 41.4%(1)
Cheniere Energy Partners LP	300,314	13,162,763
Energy Transfer LP(2)	13,772,052	187,437,624
Enterprise Products Partners L.P.	5,710,130	162,795,806
EQM Midstream Partners, LP(3)	2,995,944	90,687,225
		454,083,418
Natural Gas Gathering/Processing - 19.1%(1)
United States - 19.1%(1)
CNX Midstream Partners LP	2,621,599	37,095,626
DCP Midstream, LP	2,268,264	55,254,911
Enable Midstream Partners LP	1,053,203	13,270,358
Hess Midstream Partners LP	647,635	12,298,589
Western Midstream Partners, LP	4,001,796	92,201,369
		210,120,853
Other - 0.4%(1)
United States - 0.4%(1)
Westlake Chemical Partners	206,837	4,376,671

Refined Product Pipelines - 45.7%(1)
United States - 45.7%(1)
Holly Energy Partners, L.P.	2,192,430	59,085,989
Magellan Midstream Partners, L.P.	2,219,992	148,029,067
MPLX LP	5,415,464	151,145,600
NuStar Energy L.P.	2,558,933	70,319,479
Phillips 66 Partners LP(3)	1,317,472	72,421,436
		501,001,571

Total Master Limited Partnerships (Cost $1,298,758,788)		1,365,068,140

Common Stock - 39.8%(1)
Marine Transportation - 1.8%(1)
Monaco - 1.8%(1)
GasLog Partners LP	1,039,959	19,707,223

Natural Gas Gathering/Processing - 22.2%(1)
United States - 22.2%(1)
Antero Midstream Corporation	7,132,459	50,711,783
EnLink Midstream, LLC	7,304,201	57,995,357
Rattler Midstream LP	276,858	5,069,270
Targa Resources Corp.	1,888,556	68,214,643
The Williams Companies, Inc.(3)	2,624,695	61,942,802
		243,933,855

Natural Gas/Natural Gas Liquids Pipelines - 15.8%(1)
United States - 15.8%(1)
Kinder Morgan Inc.(3)	2,394,639	48,539,332
ONEOK, Inc.(3)	974,508	69,462,929
Tallgrass Energy, LP	2,809,586	55,011,694
		173,013,955

Total Common Stock (Cost $499,080,691)		436,655,033

Preferred Stock - 9.7%(1)
Crude Oil Pipelines - 0.4%(1)
United States - 0.4%(1)
SemGroup Corporation, 7.000%(4)(5)(6)	6,277	5,153,189

Natural Gas/Natural Gas Liquids Pipelines - 6.9%(1)
United States - 6.9%(1)
Altus Midstream Company, 7.000%(4)(5)(7)	9,899	9,897,262
Crestwood Equity Partners LP, 9.25%	7,126,640	65,565,088
		75,462,350

Natural Gas Gathering/Processing - 2.4%(1)
United States - 2.4%(1)
Targa Resources Corp., 9.500%(4)(5)	21,758	26,297,990

Total Preferred Stock (Cost $102,065,294)		106,913,529

Corporate Bonds - 1.7%(1)
Refined Product Pipelines - 1.7%(1)
United States - 1.7%(1)
Buckeye Partners, 5.600%, 10/15/2044	3,000,000	2,539,420
Buckeye Partners, 5.850%, 11/15/2043	18,000,000	15,498,986
		18,038,406

Total Corporate Bonds (Cost $18,047,137)		18,038,406

Private Investment - 1.1%(1)
Renewables - 1.1%(1)
United States - 1.1%(1)
TK NYS Solar Holdco, LLC(4)(5)(8)(9) (Cost $54,481,470)	N/A	12,153,147

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Invesco Government & Agency Portfolio - Institutional Class, 2.02%(10) (Cost $272,117)	272,117	272,117

Total Investments - 176.7%(1) (Cost $1,972,705,497)		1,939,100,372
Interest Rate Swap Contracts - (0.0)%(1)
$10,000,000 notional - net unrealized depreciation(11)		(206,016)
Total Value of Options Written (Premiums received $212,009)(12) - (0.0)%(1)		(185,860)
Other Assets and Liabilities - 0.3%(1)		3,598,406
Deferred Tax Liability - (14.2)%(1)		(155,918,012)
Credit Facility Borrowings - (13.1)%(1)		(143,900,000)
Senior Notes - (34.6)%(1)		(380,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (15.1)%(1)		(165,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$1,097,488,890

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $185,860.
(3)	All or a portion of the security represents cover for outstanding call option contracts written.
(4)	Restricted securities have a total fair value of $53,501,588, which represents 4.9% of net assets. See Note 6 to the financial statements for further disclosure.
(5)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(6)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is added to the liquidation preference of the preferred stock.
(7)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(8)	Deemed to be an affiliate of the fund.
(9)	See Notes 7 and 13 to the financial statements for further disclosure.
(10)	Rate indicated is the current yield as of August 31, 2019.
(11)	See Schedule of Interest Rate Swap Contracts and Note 12 to the financial statements for further disclosure.
(12)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

SCHEDULES OF INTEREST RATE SWAP CONTRACTS (Unaudited)
August 31, 2019

Tortoise Energy Infrastructure Corp.
Counterparty	Maturity Date	Notional Amount	Fixed Rate Paid by TYG	Floating Rate Received by TYG	Unrealized Depreciation
The Bank of Nova Scotia	09/02/2021	$10,000,000	2.381%	1-month U.S. Dollar LIBOR	$(206,016)

Tortoise Energy Infrastructure Corporation
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2019

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Value	Fair Value
EQM Midstream Partners, LP	September 2019	$35.00	1,530	$5,355,000	$(26,775)
Kinder Morgan, Inc.	September 2019	21.20	2,390	5,066,800	(22,487)
ONEOK, Inc.	September 2019	73.50	687	5,049,450	(34,350)
ONEOK, Inc.	September 2019	74.00	496	3,670,400	(18,600)
Phillips 66 Partners LP	September 2019	55.00	910	5,005,000	(72,800)
The Williams Companies, Inc.	September 2019	25.00	1,808	4,520,000	(10,848)

Total Value of Call Options Written (Premiums received $212,009)	$28,666,650	$(185,860)

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2019.  These assets and liabilities are measured on a recurring basis.
TYG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$ 1,365,068,140	$ -	$ -	$ 1,365,068,140
Common Stock(a)	436,655,033	-	-	436,655,033
Preferred Stock(a)	65,565,088	-	41,348,441	106,913,529
Corporate Bonds(a)	-	18,038,406	-	18,038,406
Private Investment(a)	-	-	12,153,147	12,153,147
Short-Term Investment(b)	272,117	-	-	272,117
Total Assets	$ 1,867,560,378	$18,038,406	$ 53,501,588	$ 1,939,100,372
Liabilities
Interest Rate Swap Contracts	$ -	$206,016	$-	$206,016
Written Call Options	163,373	22,487	-	185,860
Total Liabilities	$163,373	$228,503	$-	$391,876

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2019:

Preferred Stock	TYG
Balance – beginning of period	$29,426,431
Purchases	9,898,524
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	2,023,486
Balance – end of period	$41,348,441

Private Investments	TYG
Balance – beginning of period	$36,836,183
Purchases	4,108,065
Return of capital	(22,821,884)
Sales	-
Total realized gain/loss	5,876,785
Change in unrealized gain/loss	(11,846,002)
Balance – end of period	$12,153,147